Legal Proceedings	12 Months Ended
Dec. 31, 2017
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Legal Proceedings
24)	LEGAL PROCEEDINGS

24.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS

CEMEX is involved in various significant legal proceedings, the resolutions of which are deemed probable and imply cash outflows or the delivery of other resources owned by CEMEX. As a result, certain provisions or losses have been recognized in the financial statements, representing the best estimate of the amounts payable or the amount of impaired assets. Therefore, CEMEX believes that it will not make significant expenditure or incur significant losses in excess of the amounts recorded. As of December 31, 2017, the details of the most significant events giving effect to provisions or losses are as follows:

•	Regarding the Maceo project in Colombia (note 14), in August 2012, CEMEX Colombia signed a memorandum of understanding (“MOU”) with the representative of CI Calizas y Minerales S.A. (“CI Calizas”), which objective was the acquisition and transfer of assets comprising land, the mining concession and the environmental permit, the common shares of the entity Zona Franca Especial Cementera del Magdalena Medio S.A.S. (“Zomam”) (holder of the free trade zone concession), as well as the rights to build the new cement plant. After signing the MOU, a former shareholder of CI Calizas, who presumptively transferred its shares of CI Calizas two years before the signing of the MOU, was linked to a process of expiration of property initiated by Colombia’s Attorney General (the “Attorney General”). Amongst other measures, the Attorney General ordered the seizure and consequent suspension of the right to dispose the assets subject to the MOU. CEMEX Colombia acquired the shares of Zomam before the beginning of such process; nonetheless, the Attorney General decided to also include them in the action of expiration of property. To protect its interests and defend its rights as a third party acting in good faith and free of guilt, CEMEX Colombia joined the expiration of property process fully cooperating with the Attorney General.

In July 2013, CEMEX Colombia signed with the provisional depository of the assets, designed by the Drugs National Department (Dirección Nacional de Estupefacientes, then depository of the affected assets), which functions after its liquidation were assumed by the Administrator of Special Assets (Sociedad de Activos Especiales S.A.S. or the “SAE”), a lease contract for a period of five years, which can be early terminated by the SAE, by means of which CEMEX Colombia was duly authorized to continue with the necessary works for the construction and operation of the plant (the “Lease Contract”). Likewise, the provisional depository granted a mandate to CEMEX Colombia for the same purpose. CEMEX considers that during the course of the different legal processes, the Lease Contract enables it to use and enjoy the land in order to operate the plant. Therefore, CEMEX Colombia plans to negotiate an extension to the Lease Contract before its maturity in July 2018, as well as an agreement that would allow CEMEX Colombia to operate the plant while the expiration of property process is exhausted.

In May 2016, the Attorney General resolved to deny the inadmissibility request to the action for expiration of property previously filed by CEMEX Colombia, considering that it should broaden the collection of evidential elements and its analysis in order to take a resolution according to law. As of December 31, 2017, given the nature of the process and the several procedural stages, it is estimated that it may take between five and ten years for the issuance of a final resolution in respect to the aforementioned process, which is in its investigation stage awaiting for the defendants’ legal counsel (guardians ad litem) designated by the Attorney General to assume functions in order to open the evidentiary stage.

Moreover, in connection with Maceo’s project, CEMEX Colombia also engaged the same representative of CI Calizas to also represent in the name and on behalf of CEMEX Colombia in the acquisition of land adjacent to the plant, signing a new memorandum of understanding with this representative (the “Land MOU”). During 2016, CEMEX received reports through its anonymous reporting line, related to possible deficiencies in the purchase process of land were the cement plant is located. At this respect, CEMEX initiated an investigation and internal audit in accordance with its corporate governance policies and its code of ethics, confirming the irregularities in such process described below. As a result, on September 23, 2016, CLH and CEMEX Colombia decided to terminate the employment relationship with the Vice President of Planning of CLH and CEMEX Colombia, with the Legal Counsel of CLH and CEMEX Colombia; and accepted the resignation of the Chief Executive Officer of CLH and President of CEMEX Colombia to facilitate investigations. In order to strengthen the levels of leadership, management and best practices of corporate governance, in October 2016, the Board of Directors of CLH decided to separate the roles of Chairman of the Board of Directors, Chief Executive Officer of CLH and President of CEMEX Colombia, and immediately made the respective appointments. Moreover, pursuant to a requirement of CEMEX, S.A.B. de C.V.’s Audit Committee and of CLH’s Audit Commission, an audit firm, experts in forensic audits, was engaged in order to perform an independent investigation of the Maceo project. Additionally, CEMEX Colombia and CLH engaged an external firm to assist CLH and CEMEX Colombia on the necessary collaboration with the Attorney General and management also engaged a team of external lawyers for its own legal advice.

The internal audit initiated in 2016 found that CEMEX Colombia made cash advances and paid interest to this representative for amounts in Colombian pesos equivalent to US$13.4 and US$1.2, respectively, in both cases considering the Colombian peso to U.S. dollar exchange rate as of December 31, 2016. These payments were deposited in the representative’s personal bank account as advance payments under the MOU and the Land MOU. CEMEX Colombia paid interest according to the representative’s instructions. Pursuant to the expiration of property process of the assets subject to the MOU and the failures to legally formalize the purchases under the Land MOU, as of the reporting date, CEMEX Colombia is not the legitimate owner of the aforementioned assets. Considering that payments made by CEMEX Colombia under the MOU and the Land MOU were made in violation of CEMEX’s and CLH’s internal policies; both CLH and CEMEX Colombia reported these facts to the Attorney General, providing the findings obtained during the investigations and internal audits, and also filed a claim in the civil courts aiming that all property rights related to the additional land, some of which were assigned to the representative, would be effectively transferred to CEMEX.

Based on the investigation and internal audit related to Maceo’s project mentioned above, and considering the findings and the legal opinions available, in December 2016, CEMEX determined: a) low probability of recovering resources delivered under the different memorandums of understanding for an amount in Colombian pesos equivalent to US$14.3 (Ps295) recognized as part of investments in progress, were reduced to zero recognizing an impairment loss for such amount against “Other expenses, net;” b) certain purchases of equipment installed in the plant were considered exempt for VAT purposes under the benefits of the free trade zone, however, as those assets were actually installed outside of the free trade zone’s area, they lack of such benefits, therefore, CEMEX increased investments in progress against VAT accounts payable for US$9.2 (Ps191); and c) the cancellation of the balance payable to CI Calizas under the MOU in connection with the acquisition of the assets for US$9.1 (Ps188) against a reduction in investments in progress. All these amounts considering the Colombian peso to U.S. dollar exchange rate as of December 31, 2016. During 2017, no additional significant adjustments or losses have been determined in relation to this project. CEMEX Colombia determined an initial total budget for the Maceo plant of US$340. As of December 31, 2017, the carrying amount of the project, net of adjustments, is for an amount in Colombian pesos equivalent to Ps6,543 (US$333), considering the exchange rates as of December 31, 2017.

In relation to the aforementioned irregularities detected, there is an ongoing criminal investigation by the Attorney General. As of December 31, 2017, the investigation by the Attorney General is finalizing its initial stage (inquiry) and a hearing to present charges was set for January 15, 2018, which would initiate the second stage of the proceeding (investigation). CEMEX is neither able to predict the actions that the General Attorney could implement, nor the possibility and degree in which any of these possible actions, including the termination of employment of the aforementioned executives, could have a material adverse effect on CEMEX’s results of operation, liquidity or financial position. Under the presumption that CEMEX Colombia conducted itself in good faith, and considering that the rest of its investments made in the development of Maceo’s project were made with the consent of the SAE and CI Calizas, such investments are protected by Colombian law, under which, if a person builds on the property of a third party, with full knowledge of such third party, this third party may: a) take ownership of the plant, provided a corresponding indemnity to CEMEX Colombia, or otherwise, b) oblige CEMEX Colombia to purchase the land. Consequently, CEMEX considers that will be able to retain ownership of the plant and other refurbishments made. Nonetheless, had this not be the case, CEMEX Colombia would take all necessary actions to safeguard the project in Maceo. At this respect, there is the possibility that CEMEX considers remote, in which, in the event that the expiration of property over the assets subject to the MOU is ordered in favor of the State, the SAE may decide not to sell the assets to CEMEX Colombia, or, the SAE may elect to maintain ownership of the assets and not extend the Lease Contract. In both cases, under Colombian law, CEMEX Colombia would be entitled to an indemnity for the amount of its incurred investments. However, an adverse resolution at this respect could have a material adverse effect on the Company’s results of operations, liquidity or financial condition.

In October 2016, considering information that also emerged from the audits, CEMEX decided to postpone the start-up of the Maceo plant and the construction of the access road until the following issues would be resolved: (i) there are pending permits required to finalize the access road to the Maceo plant, critical infrastructure to assure safety and capacity to transport products from the plant; (ii) CEMEX Colombia has requested an expansion to the free trade zone to cover the totality of the cement plant in order to access the tax benefits originally projected for the plant, for which is critical that the request for partial adjustment to the District of Integrated Management (“DIM”) would be finalized in July 2018, in order to allow CEMEX Colombia continue with the expansion process of the free trade zone; (iii) it is necessary to modify the environmental license to expand its production to 950 thousand tons of clinker per year as initially planned; as well as to reduce the size of the zoning area in order to avoid any overlap with the DIM; (iv) a subsidiary of CEMEX Colombia holds the environmental permit for project Maceo, however, the transfer of the mining concession was revoked by the Antioquia Mining Government Ministry in December 2013 and reassigned to CI Calizas. As a result, the environmental permit and the mining concession are in custody of different entities, contrary to standard situation; and (v) the mining permit of the plant partially overlaps with the DIM. In connection with these issues, on December 13, 2016, Corantioquia, the regional environmental agency, communicated its negative resolution to CEMEX Colombia’s request to increase the mining concession for up to 950 thousand tons per year, resolution that was appealed by CEMEX Colombia, whom continues working to address these issues as soon as possible, including the zoning and reconciliation of the Maceo project with the DIM, as well as analyzing alternatives for partial extraction of the DIM aiming to evidence the feasibility of achieving the expansion of the proposed activity in the project. Once these alternatives are implemented, CEMEX Colombia would reconsider submitting a new request for modification of the environmental license to expand its production to the initially envisaged 950 thousand tons. Meanwhile, CEMEX Colombia will limit its activities to those authorized under the currently effective environmental license and mining title.

•	On December 11, 2017, in the context of a market investigation opened in 2013 against five cement companies and 14 executives of those companies, including two former executives of CEMEX Colombia for purported practices that limited free competition, and after several processes over the years, the Colombian Superintendence of Industry and Commerce (Superintendencia de Industria y Comercio or the “SIC”) imposed a final fine to CEMEX Colombia for an amount equivalent to US$25 (Ps491) to be paid no later than January 5, 2018, considering CEMEX Colombia’s defense strategy. As a result, as of December 31, 2017, CEMEX Colombia recognized a provision for the full amount against “Other expenses, net.” CEMEX Colombia will not appeal the resolution of the SIC and instead intends directly to file an annulment and reestablishment of right claim before the Administrative Court within the four months after the resolution. Once filed, this claim could take a considerable amount of time in being resolved. As of December 31, 2017, CEMEX is not able to assess the likelihood for the recovery of the fine imposed by the SIC or the timeframe for the defense process.

•	In January 2007, the Polish Competition and Consumers Protection Office (the “Protection Office”) initiated an antitrust proceeding against all cement producers in the country, including CEMEX Polska Sp. Z.o.o.(“CEMEX Polska”) and another subsidiary in Poland, arguing that there was an agreement between all cement producers in Poland regarding prices, market quotas and other sales conditions; and that the producers exchanged information, all of which limited competition in the Polish cement market. In December 2009, the Protection Office issued a resolution imposing fines on a number of Polish cement producers, including CEMEX Polska for the period of 1998 to 2006. The fine imposed on CEMEX Polska, after an appeal before the Polish Court of Competition and Consumer Protection in Warsaw amounts to the equivalent of US$27 (Ps531). In 2014, CEMEX Polska filed an appeal against the fine and the case has been since in the Appeals Court in Warsaw (the “Appeals Court”). The above mentioned penalty is not enforceable until the Appeals Court issues its final judgment and if the penalty is maintained in the final resolution, then it will be payable within 14 calendar days of the announcement. As of December 31, 2017, CEMEX had accrued a provision for the full amount of the fine mentioned above representing the best estimate in connection with this resolution. CEMEX Polska estimates that the final judgment will be issued during 2018.

•	As of December 31, 2017, CEMEX had accrued environmental remediation liabilities in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of such obligations for an amount in Sterling Pounds equivalent to US$178 (Ps3,493). Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which was accepted by the regulator as being up to 60 years from the date of closure. The assessed expenditure included the costs of monitoring the sites and the installation, repair and renewal of environmental infrastructure.

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As of December 31, 2017, CEMEX had accrued environmental remediation liabilities in the United States for an amount of US$30 (Ps586), related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes, and b) the cleanup of sites used or operated by CEMEX, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Most of the proceedings are in the preliminary stages, and a final resolution might take several years. Based on the information developed to date, CEMEX’s does not believe that it will be required to spend significant sums on these matters in excess of the amounts previously recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

24.2)	OTHER CONTINGENCIES FROM LEGAL PROCEEDINGS

CEMEX is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable or remote. In certain cases, a negative resolution may represent the revocation of an operating license, in which case, CEMEX may experience a decrease in future revenues, an increase in operating costs or a loss. Nonetheless, until all stages in the procedures are exhausted in each proceeding, CEMEX cannot assure the achievement of a final favorable resolution. As of December 31, 2017, the most significant events with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

•	In December 2016, CEMEX, S.A.B. de C.V. received subpoenas from the United States Securities and Exchange Commission (“SEC”) seeking information that may allow determining whether there are violations of the U.S. Foreign Corrupt Practices Act in connection with the Maceo project. These subpoenas do not mean that the SEC has concluded that CEMEX violated the law. The payments made by CEMEX Colombia in connection with Maceo’s project under the MOU and the MOU with the Representative described above, were made to non-governmental individuals in breach of CEMEX and CLH established protocols. CEMEX has been cooperating with the SEC and the Attorney General and intends to continue cooperating fully with the SEC and the Attorney General. It is possible that the United States Department of Justice or investigatory entities in other jurisdictions may also open investigations into this matter. To the extent they do so, CEMEX intends to cooperate fully with those inquiries, as well. As of December 31, 2017, CEMEX is neither able to predict the duration, scope, or outcome of the SEC investigation or any other investigation that may arise, nor has elements to determine the probability that the SEC’s investigation results may or may not have a material adverse impact on its consolidated results of operations, liquidity or financial position.

•	In September 2016, CEMEX España Operaciones, S.L.U. (“CEMEX España Operaciones”), a subsidiary of CEMEX in Spain, in the context of a market investigation initiated in 2014 for alleged anticompetitive practices in 2009 for the cement market and the years 2008, 2009, 2012, 2013 and 2014 for the ready-mix market, was notified of a resolution by the National Markets and Competition Commission (Comisión Nacional de los Mercados y la Competencia or the “CNMC”) requiring the payment of a fine for €6 (US$7 or Ps138). CEMEX España Operaciones appealed the fine and requested the suspension of payment before the National Court (Audiencia Nacional), which granted the requested suspension; subject to issuance of a bank guarantee for the principal amount of the sanction. The CNMC was notified. As of December 31, 2017, CEMEX do not expect that an adverse resolution to this matter would have a material adverse impact on our results of operations, liquidity and financial condition.

•	In February 2014, the Egyptian Tax Authority requested Assiut Cement Company (“ACC”), a subsidiary of CEMEX in Egypt, the payment of a development levy on clay applied to the Egyptian cement industry in amounts equivalent as of December 31, 2017 of US$18 (Ps357) for the period from May 5, 2008 to November 30, 2011. In March 2014, ACC appealed the levy and obtained a favorable resolution by the Ministerial Committee for Resolution of Investment Disputes, which instructed the Egyptian Tax Authority to cease claiming ACC the aforementioned payment of the levy on clay. It was further decided that the levy on clay should not be imposed on imported clinker. Nonetheless, in May 2016, the Egyptian Tax Authority challenged ACC´s right to cancel the levy on clay before the North Cairo Court, which referred the cases to Cairo’s Administrative Judiciary Court. As of December 31, 2017, a session has been scheduled for February 5, 2018 in order to review the two referred cases. At this stage, as of December 31, 2017, CEMEX does not expect a material adverse impact due to this matter in its results of operations, liquidity or financial position.

•	In September 2012, in connection with a lawsuit submitted to a first instance court in Assiut, Egypt in 2011, the first instance court of Assiut issued a resolution in order to nullify the Share Purchase Agreement (the “SPA”) pursuant to which CEMEX acquired in 1999 a controlling interest in Assiut Cement Company (“ACC”). In addition, during 2011 and 2012, lawsuits seeking, among other things, the annulment of the SPA were filed by different plaintiffs, including 25 former employees of ACC, before Cairo’s State Council. After several appeals, hearings and resolutions over the years, as of December 31, 2017, in connection with the first lawsuit of 2011, was referred by the Assiut’s Administrative Judiciary Court to the Commissioners’ Division to render the corresponding opinion; whereas in respect to the second lawsuits, the cases are held in Cairo’s 7th Circuit State Council Administrative Judiciary Court awaiting also for the High Constitutional Court to pronounce itself in regards to the challenges against the constitutionality of Law 32/2014 filed by the plaintiffs, which protects CEMEX’s investments in Egypt. These matters are complex and take several years to be resolved. As of December 31, 2017, CEMEX is not able to assess the likelihood of an adverse resolution regarding these lawsuits nor is able to assess if the Constitutional Court will dismiss Law 32/2014, but, regarding the lawsuits, if adversely resolved, CEMEX does not believe the resolutions in the first instance would have an immediate material adverse impact on CEMEX’s operations, liquidity and financial condition. However, if CEMEX exhausts all legal recourses available, a final adverse resolution of these lawsuits, or if the Constitutional Court dismisses Law 32/2014, this could adversely impact the ongoing matters regarding the SPA, which could have a material adverse impact on CEMEX’s operations, liquidity and financial condition.

•	In 2012, in connection with a contract entered into in 1990 (the “Quarry Contract”) by CEMEX Granulats Rhône Méditerranée (“CEMEX GRM”), one of CEMEX’s subsidiaries in France, with SCI La Quinoniere (“SCI”) pursuant to which CEMEX GRM has drilling rights in order to extract reserves and do quarry remediation at a quarry in the Rhône region of France, SCI filed a claim against CEMEX GRM for breach of the Quarry Contract, requesting the rescission of such contract and damages plus interest for an amount in euros equivalent to US$66 (Ps1,297), arguing that CEMEX GRM partially filled the quarry allegedly in breach of the terms of the Quarry Contract. After many hearings, resolutions and appeals over the years, as of December 31, 2017, the case is held in the appeals court in Lyon, France, where a judgment is expected by mid 2018. As of December 31, 2017, CEMEX considers that an adverse resolution on this matter would not have a material adverse impact on CEMEX’s results of operations, liquidity and financial condition.

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In June 2012, one of CEMEX’s subsidiaries in Israel and three other companies were notified about a class action suits filed by a homeowner who built his house with concrete supplied by the defendants in October 2010. The class action argues that the concrete supplied to him did not meet with the Israeli ready-mix strength standard requirements and that as a result CEMEX acted unlawfully toward all of its customers who received concrete that did not comply with such standard requirements, causing financial and non-financial damages to those customers, including the plaintiff. CEMEX presumes that the class action would represent the claim of all the clients who purchased the alleged non-conforming concrete from its subsidiary in Israel during the past 7 years, the limitation period according to applicable laws in Israel. The damages that could be sought are equivalent to US$80 (Ps1,564). After several hearings to present evidence from all parties over the years and the resolution of the court to join together all claims against all four companies in order to simplify and shorten court proceedings, as of December 31, 2017, the proceedings are finalizing the evidentiary stage, and CEMEX’s subsidiary in Israel is not able to assess the likelihood of the class action application being approved or, if approved, of an adverse result, such as an award for damages in the full amount that could be sought, but if adversely resolved CEMEX considers that an adverse resolution on this matter would not have a material adverse impact on its results of operations, liquidity or financial condition.

•	In June 2010, the District of Bogota’s Environmental Secretary (the “Environmental Secretary”), ordered the suspension of CEMEX Colombia’s mining activities at El Tunjuelo quarry, located in Bogota, sealed off the mine to machinery and prohibited the removal of aggregates inventory, as well as those of other aggregates producers in the same area. The Environmental Secretary alleged that during the past 60 years, CEMEX Colombia and the other companies have illegally changed the course of the Tunjuelo River, have used the percolating waters without permission and have improperly used the edge of the river for mining activities. CEMEX Colombia responded to the injunction by requesting that it be revoked based on the fact that the mining activities at El Tunjuelo quarry are supported by the authorizations required by the applicable environmental laws and that all the environmental impact statements submitted by CEMEX Colombia have been reviewed and permanently authorized by the Ministry of Environment and Sustainable Development. Although there is not an official quantification of the possible fine, the Environmental Secretary has publicly declared that the fine could be up to the equivalent of US$100 (Ps1,976). As of December 31, 2017, CEMEX is not able to assess the likelihood of an adverse result or potential damages which could be borne by CEMEX Colombia. An adverse resolution on this case could have a material adverse impact on CEMEX’s results of operations, liquidity or financial condition.

In connection with the legal proceedings presented in notes 24.1 and 24.2, the exchange rates as of December 31, 2017 used by CEMEX to convert the amounts in local currency to their equivalents in dollars were the official closing exchange rates of 3.47 Polish zloty per dollar, 0.83 Euro per dollar, 0.74 British pound sterling per dollar, 2,984.0 Colombian pesos per dollar and 3.47 Israelite shekel per dollar.

In addition to the legal proceedings described above in notes 24.1 and 24.2, as of December 31, 2017, CEMEX is involved in various legal proceedings of minor impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil actions. CEMEX considers that in those instances in which obligations have been incurred, CEMEX has accrued adequate provisions to cover the related risks. CEMEX believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, CEMEX is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, CEMEX may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case basis would seriously prejudice CEMEX’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, CEMEX has disclosed qualitative information with respect to the nature and characteristics of the contingency, but has not disclosed the estimate of the range of potential loss.